Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 3,268	$ 1,276
Accounts receivable	6,394	5,927
Inventories	3,444	3,304
Prepaid expenses and other	260	238
Total current assets	13,366	10,745
Investments	947	1,210
Fixed assets, net	8,475	8,260
Operating lease right-of-use assets	1,906	1,811
Intangible assets, net	481	484
Goodwill	2,095	1,976
Deferred tax assets	372	308
Other assets	963	996
Consolidated total assets	28,605	25,790
Current liabilities
Accounts payable	6,266	5,628
Other accrued liabilities	2,254	1,800
Accrued salaries and wages	815	753
Income taxes payable	38	17
Long-term debt due within one year	129	106
Current portion of operating lease liabilities	241	225
Total current liability	9,743	8,529
Long-term debt	3,973	3,062
Operating lease liabilities	1,656	1,601
Long-term employee benefit liabilities	729	677
Other long-term liabilities	332	371
Deferred tax liabilities	452	419
Total liability	16,885	14,659
Shareholders' equity
Common Shares [issued: 2020 – 300,527,416; 2019 – 303,250,415]	3,271	3,198
Contributed surplus	128	127
Retained earnings	8,704	8,596
Accumulated other comprehensive loss	(733)	(1,090)
Stockholders equity attributable to Magna International Inc	11,370	10,831
Non-controlling interests	350	300
Total stockholder's equity	11,720	11,131
Total liability and stockholders' equity	28,605	25,790
Commitments and contingencies [notes 15, 16, 21 and 22]